Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Details of premises and equipment
(1)	Details of premises and equipment as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176
Right-of-use asset	—	367,480	18,064	—	—	—	385,544
Carrying value	1,719,325	1,124,444	276,425	51,354	3,171	1	3,174,720

	December 31, 2022
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847
Right-of-use asset	—	349,494	15,589	—	—	—	365,083
Carrying value	1,695,357	1,080,170	276,867	58,352	32,184	—	3,142,930

Details of premises and equipment owned
(2)	Details of premises and equipment (owned) as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,719,985	1,076,091	1,156,479	475,195	3,171	20	4,430,941
Accumulated depreciation	—	(319,127)	(898,118)	(423,841)	—	(19)	(1,641,105)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176

	December 31, 2022
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,696,017	1,078,385	1,179,928	470,513	32,184	20	4,457,047
Accumulated depreciation	—	(347,709)	(918,650)	(412,161)	—	(20)	(1,678,540)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847

Changes in premises and equipment owned
(3)	Details of changes in premises and equipment (owned) are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,761,159	802,299	278,016	54,839	1,287	2	2,897,602
Acquisitions	3,787	26,972	84,828	26,124	7,751	—	149,462
Disposals	(8,326)	(1,719)	(605)	(688)	—	—	(11,338)
Depreciation	—	(34,572)	(94,388)	(30,579)	—	—	(159,539)
Transfer	(30,847)	(2,048)	118	—	(118)	—	(32,895)
Foreign currencies translation adjustments	(836)	(882)	(1,849)	(830)	(82)	—	(4,479)
Business combination	1,108	81	2,150	437	—	—	3,776
Others	—	(3,091)	(45)	782	(592)	—	(2,946)

Ending balance	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643

	For the year ended December 31, 2021
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643
Acquisitions	—	15,750	68,069	23,347	11,637	—	118,803
Disposals	—	(1,994)	(1,663)	(979)	—	—	(4,636)
Depreciation	—	(33,523)	(93,921)	(22,293)	—	(1)	(149,738)
Classification of assets held for sale	(7,157)	(5,695)	—	—	—	—	(12,852)
Transfer	(3,649)	(2,446)	15,399	—	(15,399)	—	(6,095)
Foreign currencies translation adjustments	991	712	2,868	1,580	153	—	6,304
Others	3,095	(2,880)	(616)	(386)	(1,466)	—	(2,253)

Ending balance	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176

	For the year ended December 31, 2022
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176
Acquisitions	24	14,524	98,620	28,178	31,810	—	173,156
Disposals	(20,024)	(788)	(1,003)	(656)	—	—	(22,471)
Depreciation	—	(32,290)	(97,600)	(21,185)	—	(1)	(151,076)
Classification of assets held for sale	(6,405)	(6,704)	—	—	—	—	(13,109)
Transfer	(3,040)	(4,113)	—	—	—	—	(7,153)
Foreign currencies translation adjustments	(855)	(428)	392	549	225	—	(117)
Business combination	5,917	3,523	2,586	—	—	—	12,026
Others	415	(12)	(78)	112	(3,022)	—	(2,585)

Ending balance	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847

Details of right-of-use assets
(4)	Details of right-of-use assets as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Building	Equipment and vehicles	Total
Acquisition cost	650,906	30,559	681,465
Accumulated depreciation	(283,426)	(12,495)	(295,921)

Net carrying value	367,480	18,064	385,544

	December 31, 2022
	Building	Equipment and vehicles	Total
Acquisition cost	643,484	32,700	676,184
Accumulated depreciation	(293,990)	(17,111)	(311,101)

Net carrying value	349,494	15,589	365,083

Changes in right-of-use assets
(5)	Details of changes in right-of-use assets for the years ended December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Building	Equipment and vehicles	Total
Beginning balance	435,132	12,423	447,555
New contracts	172,812	16,848	189,660
Changes in contract	9,064	225	9,289
Termination	(46,563)	(1,742)	(48,305)
Depreciation	(228,403)	(10,665)	(239,068)
Business combination	—	—	—
Others	25,438	975	26,413

Ending balance	367,480	18,064	385,544

	For the year ended December 31, 2022
	Building	Equipment and vehicles	Total
Beginning balance	367,480	18,064	385,544
New contracts	225,396	9,819	235,215
Changes in contract	3,514	(26)	3,488
Termination	(43,597)	(870)	(44,467)
Depreciation	(211,175)	(11,406)	(222,581)
Business combination	819	—	819
Others	7,057	8	7,065

Ending balance	349,494	15,589	365,083